Future Minimum Payments of Operating Leases with Terms in Excess of One Year (Detail) (Operating Lease Obligations, USD $)	Dec. 31, 2012
Operating Lease Obligations
Future Minimum Payments Under Non-Cancelable Operating Leases With Initial Terms Of One-Year Or More [Line Items]
2013	$ 79,164
2014	79,164
2015	79,164
2016	19,791
2017
Contractual Obligations Total, Total	$ 257,283